Disclosure of Detailed Information About Future Minimum Undiscounted Lease Payments (Details)	Nov. 30, 2021 USD ($)
Lease Liabilities
Current	$ 221,334
2 years	177,301
3 years	141,342
4 years	29,797
Total undiscounted lease obligation	$ 569,774